Digital assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Digital assets [abstract]
Unrealized loss gain in change in fair value of digital assets	$ 2,795,502	$ 636,574	$ 644,195	$ 831,372
Invested in additional digital assets			4,787,299
Digital assets sold			588,159
Gross proceeds			823,011
Gain on sale of digital assets	$ 230,541	$ 386,124	$ 234,852	$ 490,137